Schedule of components of trade receivables aging (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 1,040,542	$ 1,032,522
Less than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	96,741	44,543
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	20,412	15,214
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 117,152	$ 59,757